Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	¥ 58,110	¥ 65,373	¥ 71,415
Provision (Reversal)	13,253	20,963	12,680
Allowance of purchased loans during the reporting period	7,507	47,676	6,901
Charge-offs	(19,304)	(63,473)	(28,372)
Recoveries	712	893	593
Other	(3,509)	(13,322)	2,156
Ending balance	56,769	58,110	65,373
Collective (pool) assessment	32,890	37,162	51,759
Individual assessment	23,879	20,948	13,614
Consumer | Real estate loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	3,203	4,092	5,716
Provision (Reversal)	(317)	(712)	(1,437)
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(62)	(218)	(215)
Recoveries	66	151	27
Other	1	(110)	1
Ending balance	2,891	3,203	4,092
Collective (pool) assessment	2,609	2,893	3,644
Individual assessment	282	310	448
Consumer | Real estate loans | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	581	446	455
Provision (Reversal)	1,202	94	(19)
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	0	(6)	0
Recoveries	1	1	1
Other	(105)	46	9
Ending balance	1,679	581	446
Collective (pool) assessment	505	526	446
Individual assessment	1,174	55	0
Consumer | Card loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	12	9,022	10,019
Provision (Reversal)	13	101	(421)
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	0	(918)	(584)
Recoveries	11	10	8
Other	0	(8,203)	0
Ending balance	36	12	9,022
Collective (pool) assessment	36	12	8,329
Individual assessment	0	0	693
Consumer | Other | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	91	7,759	5,204
Provision (Reversal)	(8)	5,313	4,672
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	0	(3,856)	(2,124)
Recoveries	7	7	8
Other	0	(9,132)	(1)
Ending balance	90	91	7,759
Collective (pool) assessment	6	6	5,337
Individual assessment	84	85	2,422
Consumer | Other | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	3,060	1,889	1,105
Provision (Reversal)	2,996	3,166	1,265
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(3,237)	(2,736)	(508)
Recoveries	453	476	0
Other	(224)	265	27
Ending balance	3,048	3,060	1,889
Collective (pool) assessment	1,355	1,762	1,467
Individual assessment	1,693	1,298	422
Corporate | Non-recourse Loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	429	253	81
Provision (Reversal)	33	176	173
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	0	0	0
Recoveries	0	0	0
Other	0	0	(1)
Ending balance	462	429	253
Collective (pool) assessment	462	429	253
Individual assessment	0	0	0
Corporate | Non-recourse Loans | The Americas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,718	1,494	2,691
Provision (Reversal)	1,066	74	(1,186)
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(150)	(55)	0
Recoveries	0	0	0
Other	(41)	205	(11)
Ending balance	2,593	1,718	1,494
Collective (pool) assessment	1,548	660	560
Individual assessment	1,045	1,058	934
Corporate | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	975	777	617
Provision (Reversal)	(14)	176	131
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(78)	(4)	0
Recoveries	26	26	28
Other	(1)	0	1
Ending balance	908	975	777
Collective (pool) assessment	877	889	663
Individual assessment	31	86	114
Corporate | Other than non-recourse loans | Real estate companies | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,549	1,007	735
Provision (Reversal)	682	430	264
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	0	0	(29)
Recoveries	0	0	0
Other	(185)	112	37
Ending balance	2,046	1,549	1,007
Collective (pool) assessment	764	1,045	1,007
Individual assessment	1,282	504	0
Corporate | Other than non-recourse loans | Commercial, industrial and other companies loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	857	1,152	1,337
Provision (Reversal)	359	(44)	102
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(146)	(281)	(358)
Recoveries	7	9	71
Other	1	21	0
Ending balance	1,078	857	1,152
Collective (pool) assessment	586	722	477
Individual assessment	492	135	675
Corporate | Other than non-recourse loans | Commercial, industrial and other companies loans | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	25,824	19,132	18,296
Provision (Reversal)	1,094	8,702	7,164
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(4,048)	(4,762)	(8,212)
Recoveries	34	176	329
Other	(2,841)	2,576	1,555
Ending balance	20,063	25,824	19,132
Collective (pool) assessment	11,919	16,061	16,455
Individual assessment	8,144	9,763	2,677
Loans to Equity Method Investees
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	878	650	1,957
Provision (Reversal)	954	99	361
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(255)	0	(1,842)
Recoveries	0	0	0
Other	(65)	129	174
Ending balance	1,512	878	650
Collective (pool) assessment	167	422	281
Individual assessment	1,345	456	369
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,133	1,148	1,575
Provision (Reversal)	80	13	(261)
Allowance of purchased loans during the reporting period	7,507	47,676	6,901
Charge-offs	(7,547)	(47,722)	(7,142)
Recoveries	2	2	64
Other	167	16	11
Ending balance	1,342	1,133	1,148
Collective (pool) assessment	521	548	541
Individual assessment	821	585	607
Net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	16,780	15,719	16,303
Provision (Reversal)	4,934	3,064	1,678
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(3,505)	(2,635)	(2,637)
Recoveries	91	26	27
Other	(178)	606	348
Ending balance	18,122	16,780	15,719
Collective (pool) assessment	11,236	10,866	12,032
Individual assessment	6,886	5,914	3,687
Installment loans and net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	57,090	64,540	66,091
Provision (Reversal)	13,074	20,652	12,486
Allowance of purchased loans during the reporting period	7,507	47,676	6,901
Charge-offs	(19,028)	(63,193)	(23,651)
Recoveries	698	884	563
Other	(3,471)	(13,469)	2,150
Ending balance	55,870	57,090	64,540
Collective (pool) assessment	32,591	36,841	51,492
Individual assessment	23,279	20,249	13,048
Other financial assets measured at amortized cost
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,020	833	5,324
Provision (Reversal)	179	311	194
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(276)	(280)	(4,721)
Recoveries	14	9	30
Other	(38)	147	6
Ending balance	899	1,020	833
Collective (pool) assessment	299	321	267
Individual assessment	¥ 600	¥ 699	¥ 566